SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total cost	$ 437,574	$ 271,330	$ 223,103
Less: Accumulated depreciation	(233,197)	(150,561)	(7,333)
Total, net	204,377	120,769	215,770
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	367,473	248,614	144,532
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 70,101	22,716	5,997
Leasehold Improvements in Progress [Member]
Property, Plant and Equipment [Line Items]
Total cost			$ 72,574